CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 29, 2021
Current assets:
Cash	$ 16,331	$ 106,998		$ 760,012
Prepaid and other current assets	52,500			457,605
Total current assets	68,831	106,998		1,217,617
Investments held in Trust Account	7,602,649	7,527,369		116,726,978
Total Assets	7,671,480	7,634,367		117,944,595
Current liabilities:
Accounts payable and accrued expenses	2,091,536	1,886,312		140,163
Income taxes payable	187,225	187,225
Bridge Note, net of discount	425,939	292,800
Promissory note - related party	600,000	350,000
Advances from related parties	43,900	43,900		43,900
Bridge Note - Bifurcated Derivative	329,953	364,711
PIPE Forward Contract Derivative	1,334,616	170,666
Total current liabilities	5,013,169	3,295,614		184,063
Deferred underwriting fee payable	4,370,000	4,370,000		4,370,000
Total Liabilities	9,383,169	7,665,614		4,554,063
Commitments
Common stock subject to possible redemption, 0.0001 par value; 694,123 shares issued and outstanding at redemption value of $10.65 per share as of March 31, 2023 and December 31, 2022, respectively		7,395,349		116,725,000
Stockholders' Deficit
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,462,000 and 3,432,000 shares issued and outstanding as of December 31, 2022 and 2021, respectively (excluding 694,123 and 11,500,000 shares subject to possible redemption as of December 31, 2022 and 2021, respectively)		347		344
Additional paid-in capital	507,171	292,973
Accumulated deficit	(9,614,558)	(7,719,916)		(3,334,812)
Total Stockholders' Deficit	(9,107,038)	(7,426,596)	$ (3,861,828)	(3,334,468)	$ 0
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	$ 7,671,480	$ 7,634,367		$ 117,944,595